Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Net tangible assets		$ 5,000,001
Common stock subject to possible redemption		20,125,000
Additional paid-in capital	$ 24,497
Federal depository insurance corporation coverage limit		$ 250,000
Stock Issued During Period, Shares, New Issues		602,500
Federal depository insurance coverage	$ 250,000
Common stock subject to forfeiture	375,000
Class A Common Stock [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption		10,500,000
Revision to Previously Reported Financial Statements [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Additional paid-in capital		$ 5,100,000
Accumulated deficit		$ 5,400,000
Reclassification shares		1,048,264